Aug-25-03 04:49pm From-

Paras Madho
Manager
Securities Operations

T-775 P.002/002 F-021
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

1-31761

NYSE

03028316

RECD S.E.C.
AUG 2 5 2003
081

August 25, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
AUG 27 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED, Common Stock, par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on August 25, 2003. Tentative listing date – August 27, 2003.

Sincerely,

Paras Madho